Investment Strategy	Nov. 01, 2025
Quantified Managed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund invests primarily in income-producing securities. The Fund does so indirectly through exchange-traded funds (“ETFs”), and other closed-end and open-end investment companies that themselves primarily invest in income-producing securities. The underlying income-producing securities to which the Fund seeks to gain exposure primarily include U.S. government securities, corporate debt obligations, foreign debt securities (including emerging markets), and bonds in the lowest credit rating category, also called “junk bonds,” convertible bonds, preferred stocks, common stocks, master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). The Fund may also invest directly in these types of securities. The Fund may invest in fixed-income securities without any restriction on maturity. The Fund may gain exposure to income securities by using inverse and/or leveraging instruments: leveraged ETF positions, futures contracts, forward contracts, options, swap agreements, and pooled investment vehicles regardless of whether they generate income or dividends, and may invest up to 80% of its assets in short positions. The Fund employs short positions for hedging purposes or to capture returns in down markets.

The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy the Fund may invest all or part of the Fund assets in short-term and ultra-short-term ETFs and for temporary defensive purposes, the Fund may invest all or part of the Fund assets in cash and/or cash equivalents.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. The allocation weightings will likely not be changed for a time period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments weekly based on its allocation rankings but may reallocate more or less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

Quantified Market Leaders Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund is aggressively managed by the Subadviser. The Fund will typically invest primarily in equity (common and preferred stocks) or investment grade fixed income securities either directly through individual stocks and American Depositary Receipts (a security that trades in the U.S. financial markets representing a security of a non-U.S. company) (“ADRs”) or indirectly through exchange-traded funds (“ETFs”) and other investment companies or pooled investment vehicles. The Fund invests in fixed-income securities without any restriction on maturity. Investments in ETFs and other investment companies or pooled investment vehicles may provide the Fund exposure to equity, income, sectors, subsectors, domestic positions and international positions (including emerging markets), including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization. Leveraged and/or inverse ETFs may also be used. The Fund also may invest in leveraging instruments: futures contracts, forward contracts, options and swap agreements, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements. The Fund may employ short positions for hedging purposes or to capture returns in down markets. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser defines a market leader as an asset class that has the highest price momentum (such as mid-cap equity compared to all equities). The Subadviser measures asset class price momentum by reference to an ETF that is representative of the asset class. Among representative ETFs, the Subadviser selects those with the highest price momentum, when compared to other ETFs in the asset class. In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various market indexes to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term total return performance of each market index and usually invests the Fund’s assets in the top-performing equity securities within the top-ranked market indexes in accordance with Subadviser and third-party algorithms. The Subadviser may evaluate all indexes and individual equity securities as often as daily based on rankings, but it may reallocate less often in order to minimize the impact and costs associated with trading. The Subadviser’s ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indices.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though the actual holding period and allocation weightings will depend on the performance ranking. The allocation weightings will likely not be changed for a period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary and third-party analysis models to implement its dynamic asset allocation strategy which, at any time for defensive purposes, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

Quantified Alternative Investment Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the Subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund is aggressively managed by FPI. The Fund will primarily invest indirectly in alternative investments by using exchange-traded funds (“ETFs”), open-end mutual funds, other investment companies, or pooled investment vehicles. The Subadviser defines “Alternative Investment” as any security or instrument that it expects to have returns with a low or negative return correlation with the S&P 500®  Index over time. Furthermore, the term “Alternative Investment” in the Fund’s name also refers to the non-traditional types of equity (i.e., other than common stocks expected to have returns highly correlated to the S&P 500®  Index over time) and debt securities in which the Fund may invest and to which the Fund may gain exposure through investments in ETFs, open-end mutual funds and other investment companies, or pooled investment vehicles, Investments in ETFs, Unit Investment Trusts (“UITs”), investment companies, or pooled investment vehicles may include those investing (passively or actively) in equity, income, commodities, sectors, domestic, international, currency, inverse and/or leveraged positions and alternative investments, including non-principal positions relating to companies with small (less than $2 billion) or medium ($2 to $5 billion) market capitalization. The Fund invests in fixed-income securities without any restriction on maturity. The alternative investments provide the Fund exposure to dynamic market strategies, which utilize U.S. and foreign dividend-paying equities or interest-bearing fixed income securities having a low or negative correlation with the S&P 500®  Index, including U.S. dollar-denominated corporate obligations, mortgage and asset-backed securities, commodities, currencies and foreign (including emerging markets) and domestic securities. The Fund also may invest in leveraging instruments: futures contracts, forward contracts, options and swap agreements, and may take short positions with up to 80% of its asset in income generating equity or alternative securities, futures contracts, forward contracts, options and swap agreements relating thereto. The Fund may also use borrowing to leverage the portfolio and manage cash flows. The Fund employs short positions for hedging purposes or to capture returns in down markets. The Fund may gain exposure without limitation to securities rated below investment grade or “junk bonds”, including bonds in the lowest credit rating category. The Fund may also invest to gain indirect exposure to Bitcoin, through Bitcoin futures contracts and shares of Bitcoin-linked funds such as Grayscale®  Bitcoin Trust. The Fund limits investment in Grayscale ®  Bitcoin Trust shares to 15% of total assets but does not limit Bitcoin-linked ETFs and mutual funds. Grayscale®  Bitcoin Trust is a Delaware statutory trust that holds Bitcoin and issues common units of fractional undivided beneficial interest (shares) that trade in the over-the-counter market. The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy the Fund may invest significantly in cash and/or cash equivalents.

The Fund will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain instruments such as Bitcoin futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “code”). The Subsidiary will invest primarily in commodities, Bitcoin-related instruments, or pooled investment vehicles. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. The allocation weightings will likely not be changed for a period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

Quantified STF Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the Subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund is aggressively managed by the Subadviser, which typically results in high portfolio turnover. FPI seeks to achieve the Fund’s investment objective primarily by using the Subadviser’s proprietary Self-Adjusting Trend Following Strategy (“STF Strategy”). The STF Strategy assesses market risk and classifies it into four levels and allocates assets accordingly between equity-related and fixed income-related asset classes.

Self-Adjusting Trend Following Strategy

The STF Strategy is used to allocate Fund assets between long and short equity-related and long fixed income-related investments. This strategy monitors the price trends of the NASDAQ 100 Index to assess market conditions. The proprietary price-based rules can involve index prices at daily market close, and moving average values of daily close prices, including but not limited to 3-day, 5-day, 10-day, 50-day and 200-day moving averages, as well as day-to-day changes of one or more of these moving averages, and the slope of the moving averages. The STF Strategy follows easily identifiable market trends, with a proprietary rule set that seeks to take advantage of both up and down market trends. Since the market risk exposure of the STF Strategy is solely based on the price action of the NASDAQ 100 Index, the STF Strategy aims to out-perform the NASDAQ 100 Index over the long term with less downside risk. The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The STF Strategy adjusts overall Fund market risk exposure relative to the NASDAQ 100 Index at four discrete levels, defined by proprietary market trend measures, and according to a NASDAQ 100 Index price-based proprietary rule set:

1.	When the rule set indicates no obvious market trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates near-zero exposure to equity market risk (a “Flat” position), and the two income allocations described below account for nearly all of the allocation of Fund assets.

2.	When the rule set indicates a regular up trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates 100% exposure to the NASDAQ 100 Index (a “1x Long” position), through investments in Exchange Traded Funds (“ETFs”), and Exchange Traded Notes (“ETNs”), futures or swaps contracts. Each of these can be used as substitutes for the NASDAQ 100 Index. The Fund should realize approximately 100% of the NASDAQ 100 Index return, before expenses of the Fund and expenses of the investments used to execute the 1x Long position. To the extent leverage is utilized through leveraged ETFs, futures or swaps, the Fund may have investible funds to include in the two income allocations.

3.	When the rule set indicates a strong up trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates a 200% exposure to the NASDAQ 100 Index (a “2x Long” position), through investment in ETFs, ETNs, futures or swaps contracts. Each of these can be used as substitutes for the NASDAQ 100 Index. The Fund should realize approximately 200% of the NASDAQ 100 Index return, before expenses of the Fund and expenses of the investments used to execute the 2x Long position. To the extent leverage is utilized through leveraged ETFs, futures or swaps, the Fund may have investible funds to include in the two income allocations.

4.	When the rule set indicates a down market trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates an inverse or short 100% exposure to the NASDAQ 100 index (a “1x Short” position), through investments in inverse or leveraged inverse ETFs or ETNs, futures or swaps. Each of these can be used as substitutes for an inverse NASDAQ 100 Index position. The Fund should realize an approximate negative 100% of the NASDAQ 100 Index’s return, before expenses of the Fund and expenses of the investments used to execute the 1x Short position. To the extent leverage is utilized through ETFs, futures or swaps, the Fund may have investible funds to include in the two income allocations.

Short to Medium-Term Fixed Income Allocation

The Fund will invest directly in short to medium-term fixed income securities. The portion of the Fund invested in short- to medium-term fixed income securities will be greatest when the STF Strategy finds no obvious market trend (risk level 1 above). The Subadviser’s security selection decisions are driven by liquidity, rating and time to maturity. This portion of the Fund’s portfolio is constructed in order to mitigate interest rate and credit risk while optimizing income and will involve investment in the following securities: cash, cash equivalents, and upper medium investment grade to prime investment grade short-term debt securities and money market instruments.

Fixed Income/Equity Income Allocation

The Fund will also invest in income-producing securities. The portion of the Fund invested in income-producing securities will be greatest when the STF Strategy finds no obvious market trend (risk level 1 above). The Fund does so indirectly through ETFs, other closed-end and open-end investment companies that themselves primarily invest in income-producing securities. The underlying income-producing securities to which the Fund seeks to gain exposure are primarily: U.S. government securities, corporate debt obligations, foreign debt securities (including emerging markets, which the Fund defines, generally, as those with per capita income less than half that of the U.S.), and bonds in the lowest credit rating category, also called “junk bonds,” convertible bonds, preferred stocks, common stocks, master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”).

Subadvisor may also utilize its proprietary Targeted Volatility Analysis (TVA) in conjunction with the use of the two income allocations to seek to target a level of volatility (based on historical standard deviation measures) for the Fund during any of the Fund’s four levels of market risk exposure. The Fund may supplement its exposure to equity markets other than the NASDAQ 100 index through an investment in pooled investment vehicles that focus on other equity segments such as the S&P 500.

The Fund invests without restriction as to issuer capitalization, country, credit quality or the maturity of a security. The Adviser selects swap counterparties that it believes are creditworthy based on credit rating and financial strength. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment strategy analysis.

Quantified Tactical Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for directly issued fixed income instruments, including cash equivalents, non-fixed income instruments, and fixed indirect income instruments, such as mutual funds, ETF’s, futures, swaps, and pooled investment vehicles that invest primarily I debt instruments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities. The Fund defines fixed income securities as debt instruments, exchange-traded funds (“ETFs”) and mutual funds that invest primarily in debt instruments, futures and swap contracts on debt instruments and pooled investment vehicles that invest primarily in the preceding. The Fund invests in ETFs, mutual funds and pooled investment vehicles that are not affiliated with the Adviser or Subadviser. The Fund invests primarily in high yield debt (commonly known as “junk bonds” and to a lesser extent, US government debt. The Fund invests in fixed income securities without any restriction on maturity or credit quality. The Fund may gain long or short exposure to fixed income securities regardless of whether they generate income or dividends. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund employs inverse and short positions for hedging purposes or to capture returns in down markets.

The Subadviser seeks interest income from debt instruments. The Subadviser also seeks capital gains by changing asset allocation including short positions. Additionally, the Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover. The Subadviser employs a number of investment models, which are driven by sub-strategies, to allocate assets and select long and short exposures. The sub-strategies are chosen and rebalanced periodically using the Subadviser's portfolio allocation algorithm to create a portfolio that aims for a balance of higher return, lower correlation, and lower volatility as compared to a buy and hold position in a high yield debt index. The Subadviser monitors the performance of the models and sub-strategies and may modify the methodologies and add or subtract models or sub-strategies at any time based on the results of its research processes.

Quantified Evolution Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

The Subadviser seeks to achieve the Fund’s investment objective by allocating assets, without restriction, among a wide variety of asset classes. The Subadviser’s asset allocation focuses primarily on the following categories:

●	Equities - US, foreign developed markets, and emerging markets

●	Debt - Long-term US Treasury, and high yield debt (commonly referred to as “junk bonds”)

●	Gold

●	Commodities

The Subadviser may invest directly in securities representing an asset class or may invest in exchange-traded funds (“ETFs”), pooled investment vehicles and mutual funds that invest primarily in an asset class, or in futures or swaps linked to an asset class. The Fund uses futures and swaps as a substitute hedge for the reference asset. The Fund invests in ETFs, pooled investment vehicles, and mutual funds that are not affiliated with the Adviser or Subadviser. To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”). The Fund may also invest to gain indirect exposure to Bitcoin, through Bitcoin futures contracts and shares of Bitcoin-Linked funds such as Grayscale®  Bitcoin Trust. The Fund limits investment in Grayscale®  Bitcoin Trust shares to 15% of total assets but does not limit Bitcoin-linked ETFs and mutual funds. Grayscale®  Bitcoin Trust is a Delaware statutory trust that holds Bitcoin and issues common units of fractional undivided beneficial interest (shares) that are exchange traded.

The Subadviser’s proprietary evolution strategy considers four factors to rank asset classes and adjust the position size of securities and other investment vehicles to generate a portfolio allocation. The ranking factors for each asset class are:

1.	Price momentum (or relative strength),

2.	Volatility (or risk),

3.	Correlation with other assets classes, and

4.	Likelihood that the asset class’s positive trend will continue.

The Subadviser anticipates investing primarily in equities during periods of strong equity performance, while investing in other asset classes when equities suffer. The Subadviser seeks to manage risk by using leveraged index funds and swap contracts to maintain a leveraged position. During periods of financial uncertainty or distress, the Subadviser allocates the majority of Fund assets to short term, fixed income investments. The Fund is aggressively managed by the Subadviser, which typically results in high portfolio turnover.

The Fund will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with exposure to certain instruments within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary will invest primarily in gold, or commodity, and Bitcoin related securities and derivatives, as well as pooled investment vehicles. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund. The Fund invests without restriction as to issuer country or capitalization; or maturity or credit quality of debt instruments.

Quantified Common Ground Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

The Fund invests primarily in common stocks and bonds of issuers that the Subadviser considers compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards. The universe of issuers is composed of those in the S&P 1500 Index that remain after application of both the ESG and the BRI filters. Environmental criteria consider how a company performs as a steward of nature. Social criteria examine how a company manages relationships with employees, suppliers, customers and the communities where it operates. Governance deals with a company’s leadership, executive pay, audits, internal controls and shareholder rights. BRI standards screen out companies with products or services that conflict with biblical principles. For example, this screen removes tobacco, alcohol, or gambling companies.

The Subadvisor may also use ESG and BRI exchange-traded funds (“ETFs”) and mutual funds to execute its strategy. The Fund invests in ETFs and mutual funds that are not affiliated with the Adviser or Subadviser. In addition, the Subadviser may use tactical allocation methodologies to hedge or leverage the beta exposure to the S&P 1500 Index. Beta is a numeric value that measures the fluctuations of a stock to changes in the overall stock market. This methodology may result in as much as a 100% hedged position or a 200% beta exposure, in part through leveraged ETFs and mutual funds and swaps. The Fund may also use borrowing to leverage the portfolio and manage cash flows. During periods of financial uncertainty or distress, the Subadviser allocates Fund assets to short term, fixed income investments. The Subadviser seeks income from dividends on common stocks and interest from debt instruments while seeking capital gains by changing asset allocations between stocks and debt, based on expected returns. or pooled investment vehicles The Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover.

The Fund invests without restriction as to asset class, issuer capitalization or the credit quality or maturity of debt instruments. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.

Quantified Pattern Recognition Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for any fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

The Fund primarily invests in equity index mutual funds, unaffiliated equity index exchange traded funds (“ETFs”), futures contracts, equity index swaps, pooled investment vehicles, and cash equivalents. The Fund invests in ETFs mutual funds, pooled investment vehicles, that are not affiliated with the Adviser or Subadviser. The Subadviser seeks to achieve the Fund’s investment objective by identifying daily patterns in stock indexes or sectors within stock market indexes that it has found to be determinative of probable future price direction. The Subadviser believes securities markets reflect human emotions and that investors adopt patterns of behavior in response to those emotions. The Subadviser’s strategy seeks out high probability, repeatable patterns in the stock market to identify periods to buy, buy with leverage, or go short the market. This strategy seeks to take advantage of the tendency for equity prices to revert to the mean or follow a current price trend. The Subadvisor utilizes a proprietary methodology to allocate Fund assets among specific securities to best take advantage of patterns found.

When the Subadviser believes market conditions are favorable, it invests in mutual funds, leveraged mutual funds, futures contracts, swaps, and pooled investment vehicles to produce exposure to the stock market equivalent to up to 200% of Fund assets. 200% exposure means the Subadvisor seeks to earn $2 for every $1 in overall stock market profit. When the Subadviser believes market conditions are unfavorable, it invests in cash equivalents, inverse equity index mutual funds and ETFs, and/or shorts S&P 500®  Index futures contracts. The Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover.

Quantified Tactical Sectors Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to a subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund is aggressively managed by the Subadviser using a tactical strategy that typically results in high portfolio turnover. Tactical asset allocation is an active portfolio management strategy that shifts the percentage of assets held in various sectors to seek to take advantage of what the Subadviser believes are the strongest market sectors. The Fund invests primarily in equity securities (common and preferred stocks) either directly through individual stocks or indirectly through exchange-traded funds (“ETFs”), other investment companies, and pooled investment vehicles. The Fund invests without restriction as to issuer capitalization. Investments in ETFs, other investment companies, and pooled investment vehicles. provide the Fund exposure to equity sectors. Leveraged ETFs and pooled investment vehicles. may also be used. The Fund may also invest in leveraging instruments: futures contracts, forward contracts, options and swap agreements to amplify returns or enhance liquidity.

The Subadviser believes that market leader sectors offer the potential for above-average returns. The Subadviser usually refers to the S&P Dow Jones Indices Global Industry Classification Standard (GICS® ) for sector and sub-sector definitions. The Subadviser defines a market leader sector as an equity (common or preferred) sector or sub-sector that has the highest price momentum (compared to all other sectors). The Subadviser measures sector price momentum using the rate of change of the price of an ETF that is representative of the sector. Representative ETFs are index ETFs or ETFs that invest primarily in a sector or subsector of the measured sector. Sector representative ETFs are chosen based upon purity of sector exposure (highest percentage invested in a sector), lowest expense ratio, and liquidity. Representative ETFs are expected to remain relatively consistent but may be changed if an ETF became illiquid. Additionally, broad equity market exposure may be utilized in times of sector weakness. Among representative ETFs, the Subadviser selects those with the highest price momentum. The Subadviser may evaluate all sectors and individual equity securities as often as daily based on rankings, but it may reallocate less often in order to minimize the impact and costs associated with trading. The Subadviser’s ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the equity market.

The Subadviser typically assigns each investment in which the Fund invests a minimum holding period, typically one month, and allocation weighting based on its proprietary policies and procedures. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings for the Fund. However, the non-core holdings of the Fund may produce high turnover.

The Subadviser utilizes at least two risk mitigation tactics. First, the Subadviser assesses the overall equity market environment. It does so by using a proprietary analysis technique that is both top-down and algorithm-based. Secondly, the Subadvisor assesses the overall performance of each investment held. It does so by using a proprietary bottom-up timing model to evaluate performance. These tactics are used for the purpose of determining both when to reduce the Fund’s exposure to an investment and when to apply leverage to the investment holding. The Subadviser also uses these tactics to implement its dynamic tactical asset allocation strategy which, at any time for defensive purposes, may result in a large portion or all of the Fund’s assets invested, directly or indirectly, in cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity. A part of the Subadviser’s strategy is to hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.

Quantified Government Income Tactical Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in U.S. government securities. The Fund defines U.S. government securities as debt instruments issued or guaranteed by the U.S. Treasury, any agency, instrumentality, or sponsored enterprise of the U.S. government and exchange-traded funds (“ETFs”), closed-end funds and mutual funds that invest primarily in the preceding debt instruments, and futures and swap contracts on the preceding instruments; and pooled investment vehicles that invest primarily in the preceding. The ETFs, closed-end funds and mutual funds aspect of the Fund’s strategy is commonly referred to as a fund-of-funds strategy. Additionally, under normal circumstances, the Fund invests primarily in income-producing securities. The Fund invests in securities of any maturity. The Fund may gain exposure to securities by using inverse and/or leveraging instruments (leveraged ETFs, futures contracts, forward contracts, options, and swap agreements) as substitutes for the refence asset regardless of whether they generate income. The Subadviser may employ short positions for hedging purposes, to capture returns in down markets, or to take advantage of short-term trading opportunities. The Subadviser employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy, the Fund may invest all or part of the Fund’s assets in short-term and ultrashort-term ETFs.

In managing the Fund’s assets, the Subadviser employs a tactical dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund’s portfolio. In making the decision to invest in a security, long or short, the Subadviser utilizes proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser may use short positions to provide a hedge against rising rates and to take advantage of short-term trading opportunities. When the Subadviser believes U.S. Government interest rates are highly likely to rise or fall, it uses leverage to magnify the effects of the short-term moves. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each potential and current portfolio investment and then invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms.

The Subadviser typically assigns each investment in which the Fund invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments weekly based on its allocation rankings but may reallocate more-or-less often to minimize the impact and costs associated with trading. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the Subadviser’s investment analysis.

Quantified Rising Dividend Tactical Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for any fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in exchange-traded funds (“ETFs”), closed-end funds and mutual funds (together “Underlying Funds”) and stocks that pay a dividend. The ETFs, closed-end funds and mutual funds aspect of the Fund’s strategy is commonly referred to as a fund-of-funds strategy. The Fund invests without restriction as to issuer capitalization or country of the securities held directly or by Underlying Funds. However, the Fund anticipates investing primarily in domestic and foreign large-cap and mid-cap equities, directly or through Underlying Funds. To a lesser extent, the Fund may invest in Underlying Funds that invest primarily in investment grade fixed income securities of any maturity. The Fund may also invest in pooled investment vehicles. The Subadvisor seeks to identify stocks and Underlying Funds with the largest dividend increases or above average expected increases in dividends.

The Subadviser also employs a tactical dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various dividend paying investments and market sectors to determine how to position the Fund’s portfolio.

Leveraged and/or inverse ETFs may also be used. The Fund also may invest in leveraging instruments: futures contracts, forward contracts, options, and swap agreements as substitutes for the refence asset, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements. The Fund employs short positions for hedging purposes or to capture returns in down markets. The Subadviser uses a number of proprietary risk-management indicators in an effort to attempt to mitigate major bear market declines (20% or greater). The primary risk-management indicator utilized tracks the performance and trend of investments daily and signals when to sell an asset and/or hedge the portfolio from potential market declines. The Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the Subadviser’s investment analysis.

Quantified Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Sub-Adviser”). The Sub-Adviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

Under normal circumstances, the Fund invests at least 40% of its assets in securities of foreign issuers from at least three foreign countries. The Fund typically invests in foreign issuers through American Depositary Receipts (“ADRs”), futures contracts, and exchange-traded funds (“ETFs”) that primarily invest in foreign issuers. The Fund defines a foreign issuer as one organized or having its principal place of business outside the U.S.; or doing a majority of its business outside the U.S., as measured by assets, revenue or profits. Investments in ETFs, futures contracts, and exchange traded notes (“ETNs”) based on non-U.S. market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above. The Fund invests without restriction as to issuer capitalization, country, currency, or the credit quality or maturity of debt securities. Debt securities rated below investment grade are commonly referred to as “junk bonds.” The Fund may also invest in pooled investment vehicles.

In managing the Fund’s assets, the Sub-Adviser employs a dynamic, tactical strategy. The Sub-Adviser anticipates investing primarily in equities during periods when it believes the equity investments will have strong performance, while investing in debt when it believes equities will suffer. The Sub-Adviser analyzes the overall investment opportunities of various country, region and sector investments to determine how to position the Fund’s portfolio. The Sub-Adviser evaluates opportunities using its proprietary algorithms.

The Sub-Adviser’s proprietary algorithms consider a wide array of factors to rank asset classes and adjust the position size of securities and other investment vehicles to generate a portfolio allocation. The ranking factors for each asset class can include:

1.	Price momentum (or relative strength),

2.	Volatility (or risk),

3.	Correlation with other assets classes,

4.	Likelihood that the asset class’s positive trend will continue,

5.	Price and volume patterns, and

6.	Fundamentals, comparative yields, and currency factors.

The algorithms use daily price data updates, at least quarterly fundamental corporate or economic data, and allocations are updated by the algorithm at least monthly. The Fund is aggressively managed by the Sub-Adviser through frequent changes to asset allocation, which is expected to result in high portfolio turnover substantially over 100%.

In addition, the Sub-Adviser may use tactical allocation methodologies to hedge or leverage the beta exposure to global markets. Beta is a numeric value that measures the fluctuations of a stock to changes in the overall stock market. A beta greater than 1.0 suggests that the stock is more volatile than the broader market, and a beta less than 1.0 indicates a stock with lower volatility. This methodology may result in as much as a 100% hedged position or a 200% beta exposure, in part through futures, leveraged ETFs, swaps, , and pooled investment vehicles. To hedge the Sub-Adviser uses short-position instruments to offset the expected market risk of the Fund’s portfolio. The Sub-Adviser selects swap counterparties it believes to be creditworthy and will close out a swap position if it believes the counterparty is no longer creditworthy. The Fund may also use borrowing to leverage the portfolio and manage cash flows.

During periods that the Sub-Adviser believes present financial uncertainty or distress, the Sub-Adviser allocates all or a portion of Fund assets to inverse equity investments (such as inverse ETFs, short futures positions, or short swap positions), fixed income investments, and/or assets considered safe havens, i.e., cash equivalents. The Sub-Adviser seeks the income aspect of total return from dividends on common stocks and interest from debt instruments, while seeking the capital gains aspect of total return by changing asset allocations among stocks and between stocks and debt, based on expected returns. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.

Quantified Eckhardt Managed Futures Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Sub-Adviser”). The Sub-Adviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

The Sub-Adviser seeks to achieve the Fund’s investment objective by allocating its assets using two principal strategies:

●	“Managed Futures” Strategy

●	“Fixed Income” Strategy

The Managed Futures Strategy is designed to produce capital appreciation by capturing returns related to price trends in the commodity futures markets and financial futures markets by investing primarily in securities of commodity pools that employ trend-based strategies. A commodity pool is an investment vehicle where investors combine their money to have a manager trade in futures contracts. The Sub-Adviser selects commodity pools without restriction as to the country, currency or futures instruments held by a commodity pool; and considers expenses, past performance and management tenure when selecting commodity pools. The Sub-Adviser anticipates allocating Managed Futures Strategy assets primarily to commodity pools that are sponsored by the Eckhardt Trading Company. Eckhardt Trading Company is independent of the Fund, the Adviser and Sub-Adviser. The commodity pools’ investments are drawn from over 60 exchange-traded futures contacts and consists of exposure to three sectors: (1) commodities (agriculture, energy, and metals), (2) financials (debt and equity), and (3) currencies.

Certain key constituents of the futures market that are expected to be used by the commodity pools are as follows.

Energy	Livestock	Grains	Softs	Metals	Financials	Currencies
Natural Gas	Cattle	Soybeans	Coffee	Gold	US Treasury	Australian Dollar
Crude Oil	Hogs	Wheat	Cocoa	Silver	S&P 500 Index	British Pound
		Corn	Sugar	Copper		Euro

The components may be positioned either long or short based on their short-term and medium-term price trends or such other indicators used by the futures manager of the respective commodity pool.

The Fixed Income Strategy focuses on generating income and providing liquidity by selecting debt instruments, exchange-traded funds (“ETFs”), mutual funds, debt futures-focused commodity pools that each invest primarily in debt instruments and debt futures; as well as by selecting debt futures and total return swap contracts on debt instruments including ETFs and mutual funds that invest primarily in debt instruments. The Fund invests in ETFs, mutual funds, and debt futures-focused commodity pools that are not affiliated with the Adviser or Sub-Adviser. The Fund uses futures contracts, swaps, and debt futures-focused commodity pools as substitutes for debt instruments, when the Sub-Adviser determines they are more economically efficient. The underlying income-producing securities in which the Fund invests primarily include: (i) U.S. government securities, (ii) corporate debt obligations (including convertible bonds, (iii) foreign debt securities (including emerging markets), (iv) asset-backed securities (“ABS”), and (v) mortgage-backed securities (“MBS”). The Fund invests without any restriction on maturity or credit quality, including in high-yield debt (commonly known as “junk bonds”). The Fund may gain long or short exposure to debt instruments by using inverse and/or leveraged ETFs and mutual funds, debt futures-focused commodity pools, and swaps; regardless of whether they generate income. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund employs inverse and short positions for hedging purposes or to capture returns in down markets.

The Sub-Adviser seeks interest income from debt instruments. Additionally, the Sub-Adviser seeks capital gains by changing asset allocations between debt sectors as well as by utilizing short position exposure. The Sub-Adviser uses a tactical management strategy that factors in inherent leverage in investment instruments and this tactical approach typically results in high portfolio turnover. Tactical investing requires making frequent adjustments to the asset allocation based on market conditions and opportunities. The Sub-Adviser monitors allocations frequently and may trade daily. The Sub-Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures Strategy and approximately 75% of its assets to the Fixed Income Strategy. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

The Fund invests up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary will invest primarily in commodity pools. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.